Shareholder Report, Holdings (Details) - C000057444	Nov. 30, 2024
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%